Investments - Credit loss impairments on fixed income securities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Balance, beginning of period	$ 73,469	$ 131,942	$ 131,942	$ 174,805
Credit loss impairment recognized in the current period on securities not previously impaired	10,567	7,560	9,698	3,907
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(4,877)	(28,539)	(54,648)	(42,671)
Credit loss impairments previously recognized on securities impaired to fair value during the period			(2,629)	0
Additional credit loss impairments recognized in the current period on securities previously impaired	230	141	2,230	4,185
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(2,410)	(2,646)	(13,124)	(8,284)
Balance, end of period	$ 76,979	$ 108,458	$ 73,469	$ 131,942